Borrowings (Details) - JPY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument
Time deposits pledged as collateral	¥ 81,526
Borrowings (Due through 2035 with weighted average interest rates of 0.66% as of December 31, 2021, due through 2035 with weighted average interest rates of 1.33% as of December 31, 2020)	908,840	¥ 910,661
Current portion of borrowings	(162,252)	(242,281)
Total borrowings	¥ 746,588	¥ 668,380
Weighted average interest rates	0.66%	1.33%
Time Deposits
Debt Instrument
Time deposits pledged as collateral	¥ 20,026
Other Assets
Debt Instrument
Time deposits pledged as collateral	¥ 61,500
Japanese financial institutions unsecured bank loans | Minimum
Debt Instrument
Fixed interest rates	0.21%	0.21%
Japanese financial institutions unsecured bank loans | Maximum
Debt Instrument
Fixed interest rates	3.98%	3.98%